Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

Cost	Computers and equipment	Leasehold improvements	ReDS ™ Demonstration units	Right of use assets	Total
At December 31, 2018	$470	$168	$—	$—	$638
Impact of adoption of IFRS 16 (Note 11)	—	—	—	677	677
Additions	50	2	134	685	871
Impairment	—	—	(130)	—	(130)
Effect of movements in exchange rates	—	—	(4)	—	(4)

At December 31, 2019	$520	$170	$—	$1,362	$2,052
Acquisition under business combinations (note 4)	117	0	0	547	664
Additions	2	0	0	0	2
Disposals	(96)	0	0	0	(96)
Effect of movements in exchange rates	0	0	0	(1)	(1)

At December 31, 2020	$543	$170	$0	$1,908	$2,621

Accumulated amortization and impairment losses	Computer and office equipment	Leasehold improvements	ReDS ™ Demonstration units	Right of use assets	Total
At December 31, 2018	$212	$110	$—	$—	$322
Amortization	111	60	37	277	485
Impairment	—	—	(35)	—	(35)
Effect of movements in exchange rates	—	—	(2)	—	(2)

At December 31, 2019	$323	$170	$—	$277	$770
Amortization	88	—	—	219	307
Disposals	(96)	—	—	—	(96)

At December 31, 2020	$315	$170	$—	$496	$981

Carrying amounts	Computer and office equipment	Leasehold improvements	ReDS ™ Demonstration units	Right of use assets	Total
At December 31, 2019	$197	$—	$—	$1,085	$1,282
At December 31, 2020	$228	$0	$0	$1,412	$1,640